UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01436

CAPSTONE SERIES FUND, INC.
(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON, TX	77057
(Address of principal executive offices)	(Zip code)

CITI FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

COMMON STOCKS (99.9%)
AEROSPACE & DEFENSE (1.2%)
AAR Corp.(a)	3,430	$79,473
Aerovironment, Inc.(a)	800	27,256
Alliant Techsystems, Inc.(a)	1,490	117,665
American Science & Engineering, Inc.	360	27,950
Applied Signal Technology, Inc.	600	10,674
BE Aerospace, Inc.(a)	8,520	191,104
Ceradyne, Inc.(a)	4,420	86,367
Cubic Corp.	770	30,069
Curtiss-Wright Corp.	2,150	65,704
Esterline Technologies Corp.(a)	1,280	48,333
GenCorp, Inc.(a)	14,660	82,096
Kaman Corp., Class A	1,080	26,881
Moog, Inc., Class A(a)	2,900	87,522
Orbital Sciences Corp.(a)	3,040	48,062
Teledyne Technologies, Inc.(a)	1,690	62,970
Triumph Group, Inc.	780	39,725
		1,031,851
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	1,470	34,736
Hub Group, Inc., Class A(a)	1,470	35,442
		70,178
AIRLINES (0.5%)
AirTran Holdings, Inc.(a)	5,060	24,389
Alaska Air Group, Inc.(a)	2,790	87,439
Allegiant Travel Co.(a)	2,270	116,224
JetBlue Airways Corp.(a)	14,540	71,828
SkyWest, Inc.	9,150	133,864
		433,744
AUTO COMPONENTS (0.8%)
BorgWarner, Inc.(a)	4,850	170,187
Drew Industries, Inc.(a)	900	16,740
Gentex Corp.	8,110	155,469
LKQ Corp.(a)	12,010	225,187
Standard Motor Products, Inc.(a)	8,310	65,150
Superior Industries International, Inc.	3,430	50,455
		683,188
AUTO PARTS & EQUIPMENT (0.0%)
ATC Technology Corp.(a)	900	19,683
Spartan Motors, Inc.	2,760	16,560
		36,243
AUTOMOBILES (0.1%)
Thor Industries, Inc.	1,550	49,212
Winnebago Industries, Inc.(a)	1,130	13,504
		62,716
BEVERAGES (0.4%)
Hansen Natural Corp.(a)	5,450	209,552
PepsiAmericas, Inc.	4,450	129,273
		338,825
BIOTECHNOLOGY (1.2%)
ArQule, Inc.(a)	1,120	3,618
Emergent Biosolutions, Inc.(a)	640	9,165
Martek Biosciences Corp.(a)	1,920	41,357
Neogen Corp.(a)	2,785	59,181
OSI Pharmaceuticals, Inc.(a)	4,570	156,385
Regeneron Pharmaceuticals, Inc.(a)	7,570	201,816
Savient Pharmaceuticals, Inc.(a)	2,710	34,769
United Therapeutics Corp.(a)	4,480	266,874
Vertex Pharmaceuticals, Inc.(a)	8,050	309,120
		1,082,285
BUILDING PRODUCTS (1.0%)
AAON, Inc.	2,230	45,916
Apogee Enterprises, Inc.	4,540	62,470
Comfort Systems USA, Inc.	4,650	54,545
Eagle Materials, Inc.	2,020	46,076
Griffon Corp.(a)	4,570	53,972
Lennox International, Inc.	2,040	77,969
Lumber Liquidators Holdings, Inc.(a)	7,850	185,888
NCI Building Systems, Inc.(a)	85,120	167,686
Quanex Building Products Corp.	1,905	30,632
Simpson Manufacturing Co., Inc.	1,790	44,141
Universal Forest Products, Inc.	2,000	67,880
		837,175
CAPITAL MARKETS (1.3%)
Apollo Investment Corp.	8,580	88,374
Eaton Vance Corp.	5,120	147,507
Investment Technology Group, Inc.(a)	1,990	40,795
Jefferies Group, Inc.(a)	5,190	132,553
LaBranche & Co., Inc.(a)	15,710	69,752
optionsXpress Holdings, Inc.	7,500	107,625
Piper Jaffray Cos., Inc.(a)	700	34,006
Raymond James Financial, Inc.	4,150	105,037
SEI Investments Co.	5,940	105,197
SWS Group, Inc.	3,075	36,900
TradeStation Group, Inc.(a)	8,440	59,671
Waddell & Reed Financial, Inc., Class A	6,750	211,477
		1,138,894
CHEMICALS (2.5%)
A. Schulman, Inc.	3,560	80,171
Albemarle Corp.	3,790	135,379
American Vanguard Corp.	550	4,175
Arch Chemicals, Inc.	1,100	30,756
Ashland, Inc.	5,480	221,447
Balchem Corp.	5,355	103,833
Cabot Corp.	2,940	75,793
Cytec Industries, Inc.	2,990	111,557
H.B. Fuller Co.	1,950	39,039
Lubrizol Corp.	3,600	265,284
Minerals Technologies, Inc.	760	36,328
NewMarket Corp.	1,880	169,614
Olin Corp.	3,270	53,955
OM Group, Inc.(a)	2,870	93,619
Penford Corp.	3,800	38,988
PolyOne Corp.(a)	4,950	36,877
Quaker Chemical Corp.	2,240	39,178
RPM International, Inc.	5,940	111,078
Sensient Technologies Corp.	2,140	55,533
Stepan Co.	340	19,883
Terra Industries, Inc.	7,480	236,368
The Scotts Miracle-Gro Co., Class A	1,980	78,606
The Valspar Corp.	4,320	114,394
Zep, Inc.	775	17,143
		2,168,998
COMMERCIAL BANKS (4.2%)
Associated Bancorp	11,480	146,026
BancorpSouth, Inc.	3,100	70,928
Bank of Hawaii Corp.	2,130	96,872
Bank of the Ozarks, Inc.	780	23,111
Boston Private Financial Holdings, Inc.	2,680	19,216
Cathay General Bancorp	15,220	145,808
City Holding Co.	600	18,858
City National Corp.	1,920	94,829
Columbia Banking System, Inc.	1,120	21,269

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Commerce Bancshares, Inc.	3,094	$122,461
Community Bank System, Inc.	1,480	30,947
Cullen/Frost Bankers, Inc.	2,590	132,919
East West Bancorp, Inc.	6,050	99,401
First Bancorp	61,240	139,627
First Commonwealth Financial Corp.	16,640	97,510
First Financial Bancorp	1,890	30,996
First Financial Bankshares, Inc.	1,010	53,581
First Midwest Bancorp, Inc.	5,690	74,937
FirstMerit Corp.	3,510	71,920
Fulton Financial Corp.	6,780	62,647
Glacier Bancorp, Inc.	2,310	33,125
Hancock Holding Co.	1,200	49,128
Hanmi Financial Corp.(a)	34,150	67,959
Home Bancshares, Inc.	730	17,943
Independent Bank Corp. - Massachusetts	900	20,970
International Bancshares Corp.	2,250	46,890
Nara Bancorp, Inc.(a)	1,910	17,457
National Penn Bancshares, Inc.	17,010	102,060
NBT Bancorp, Inc.	1,270	26,492
Old National Bancorp	3,340	40,214
PacWest Bancorp	1,660	34,445
Pinnacle Financial Partners, Inc.(a)	6,530	98,734
PrivateBancorp, Inc.	2,460	33,456
Prosperity Bancshares, Inc.	1,990	80,237
S&T Bancorp, Inc.	980	17,170
Signature Bank(a)	3,790	131,058
Simmons First National Corp., Class A	650	17,446
South Financial Group, Inc.	45,790	21,297
Sterling Bancorp	3,450	25,703
Sterling Bancshares, Inc.	10,420	53,246
Susquehanna Bancshares, Inc.	18,170	142,634
SVB Financial Group(a)	1,880	81,573
Synovus Financial Corp.	33,060	91,246
TCF Financial Corp.	5,330	78,031
Tompkins Financial Corp.	290	11,368
Trustmark Corp.	2,140	48,792
UMB Financial Corp.	1,290	50,968
Umpqua Holdings Corp.	7,690	95,048
United Bankshares, Inc.	1,590	39,591
United Community Banks, Inc.(a)	15,680	70,403
Valley National Bancorp	5,842	80,327
Westamerica Bancorp	1,240	68,919
Whitney Holding Corp.	13,130	163,075
Wilmington Trust Corp.	5,510	72,291
Wilshire Bancorp, Inc.	2,450	22,565
Wintrust Financial Corp.	2,080	72,259
		3,677,983
COMMERCIAL SERVICES & SUPPLIES (4.4%)
ABM Industries, Inc.	4,630	89,915
Administaff, Inc.	960	21,926
Bowne & Co., Inc.	13,304	87,407
Brady Corp.	2,200	62,172
Brink's Home Security Holdings, Inc.(a)	2,070	84,870
CDI Corp.	8,320	107,245
Clean Harbors, Inc.(a)	1,030	58,978
Coinstar, Inc.(a)	4,810	124,242
Consolidated Graphics, Inc.(a)	590	19,913
Copart, Inc.(a)	2,950	99,592
Corrections Corp. of America(a)	5,050	94,485
Darling International, Inc.(a)	19,200	149,568
Deluxe Corp.	2,890	53,783
Exponent, Inc.(a)	530	14,262
Forrester Research, Inc.(a)	600	16,254
FTI Consulting, Inc.(a)	3,500	145,075
G & K Services, Inc., Class A	970	24,250
Healthcare Services Group, Inc.	1,615	33,107
Heartland Payment Systems, Inc.	5,650	80,625
Heidrick & Struggles International, Inc.	2,870	72,984
Herman Miller, Inc.	2,930	49,488
HMS Holdings Corp.(a)	3,510	158,266
HNI Corp.	2,090	52,292
Kelly Services, Inc., Class A(a)	9,660	126,739
Korn/Ferry International, Inc.(a)	2,260	33,448
Landauer, Inc.	380	22,473
Lender Processing Services, Inc.	4,020	155,815
Manpower, Inc.	4,850	251,181
Mine Safety Appliances Co.	1,340	32,281
Mobile Mini, Inc.(a)	1,340	18,827
Monro Muffler Brake, Inc.	2,210	75,626
Navigant Consulting, Inc.(a)	2,680	36,341
On Assignment, Inc.(a)	1,130	7,887
Rewards Network, Inc.	3,403	43,899
Rollins, Inc.	2,260	44,477
School Specialty, Inc.(a)	3,040	67,154
Spherion Corp.(a)	13,070	73,715
Standard Register Co.	10,500	55,860
TeleTech Holdings, Inc.(a)	6,270	119,381
Tetra Tech, Inc.(a)	3,720	84,221
The Brink's Co.	3,310	77,388
The Corporate Executive Board Co.	1,620	37,487
The Geo Group, Inc.(a)	2,430	44,955
Towers Watson & Co., Class A	1,920	83,770
TrueBlue, Inc.(a)	1,650	23,941
United Stationers, Inc.(a)	2,030	110,757
Viad Corp.	4,590	90,561
Volt Information Sciences, Inc.(a)	13,545	125,833
Waste Connections, Inc.(a)	3,335	107,287
Wright Express Corp.(a)	7,220	211,979
		3,863,982
COMMUNICATIONS EQUIPMENT (1.9%)
ADC Telecommunications, Inc.(a)	4,270	22,674
ADTRAN, Inc.	2,100	44,520
Arris Group, Inc.(a)	4,839	48,583
Bel Fuse, Inc.	700	13,279
Belden CDT, Inc.	2,090	47,715
Black Box Corp.	2,610	71,749
Blue Coat Systems, Inc.(a)	8,550	210,757
Ciena Corp.(a)	3,580	45,645
CommScope, Inc.(a)	8,810	239,720
Comtech Telecommunications Corp.(a)	1,280	45,261
Digi International, Inc.(a)	3,130	30,048
Dycom Industries, Inc.(a)	8,220	67,157
EMS Technologies, Inc.(a)	4,240	54,357
F5 Networks, Inc.(a)	5,190	256,542
Harmonic, Inc.(a)	3,270	19,849
NETGEAR, Inc.(a)	4,650	95,976
Network Equipment Technologies, Inc.(a)	920	4,131
PCTEL, Inc.(a)	750	4,357
Plantronics, Inc.	2,230	58,916
Polycom, Inc.(a)	6,960	156,113
Symmetricom, Inc.(a)	4,020	20,502
Tekelec(a)	2,370	35,503
Tollgrade Communications, Inc.(a)	500	3,110
ViaSat, Inc.(a)	1,260	34,436
		1,630,900
COMPUTERS & PERIPHERALS (1.0%)

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Adaptec, Inc.(a)	3,850	$11,704
Avid Technology, Inc.(a)	1,470	18,566
Compellent Technologies, Inc.(a)	7,740	153,871
Diebold, Inc.	3,690	98,043
Hutchinson Technology, Inc.(a)	1,470	9,893
Integral Systems, Inc.(a)	1,800	13,356
Intermec, Inc.(a)	1,950	25,877
NCR Corp.(a)	11,160	133,585
Novatel Wireless, Inc.(a)	17,630	131,873
Palm, Inc.(a)	6,770	70,340
Stratasys, Inc.(a)	3,760	86,480
Synaptics, Inc.(a)	5,140	130,093
		883,681
CONSTRUCTION & ENGINEERING (1.1%)
AECOM Technology Corp.(a)	5,960	160,741
EMCOR Group, Inc.(a)	5,490	132,089
Granite Construction, Inc.	2,740	84,611
Insituform Technologies, Inc., Class A(a)	1,440	29,491
KBR, Inc.	10,480	196,291
Shaw Group, Inc.(a)	5,010	161,773
URS Corp.(a)	5,160	231,581
		996,577
CONSTRUCTION MATERIALS (0.2%)
Headwaters, Inc.(a)	3,800	20,862
Martin Marietta Materials, Inc.	1,860	147,275
Texas Industries, Inc.	1,160	39,370
		207,507
CONSUMER FINANCE (0.6%)
AmeriCredit Corp.(a)	7,710	161,679
Cash America International, Inc.	3,240	121,791
First Cash Financial Services, Inc.(a)	4,020	91,777
World Acceptance Corp.(a)	3,910	157,925
		533,172
CONTAINERS & PACKAGING (0.8%)
AptarGroup, Inc.	2,880	102,182
Greif, Inc., Class A	2,450	118,482
Myers Industries, Inc.	4,840	44,238
Packaging Corp. of America	4,960	109,368
Rock-Tenn Co., Class A	1,740	74,281
Silgan Holdings, Inc.	740	38,369
Sonoco Products Co.	4,220	117,147
Temple-Inland, Inc.	4,980	86,502
		690,569
DISTRIBUTORS (0.1%)
Audiovox Corp., Class A(a)	9,850	65,502
MWI Veterinary Supply, Inc.(a)	570	21,512
		87,014
DIVERSIFIED CONSUMER SERVICES (1.4%)
American Public Education, Inc.(a)	660	25,172
Capella Education Co.(a)	1,290	94,660
Career Education Corp.(a)	3,160	68,730
Corinthian Colleges, Inc.(a)	3,410	47,740
Hillenbrand, Inc.	3,750	68,813
Interval Leisure Group, Inc.(a)	5,780	73,522
ITT Educational Services, Inc.(a)	1,835	177,756
Matthews International Corp., Class A	1,260	42,651
NutriSystem, Inc.	6,100	124,196
Pre-Paid Legal Services, Inc.	440	17,543
Regis Corp.	7,600	121,068
Service Corp. International	11,050	84,754
Sotheby's	5,400	125,496
Strayer Education, Inc.	817	169,756
Universal Technical Institute, Inc.(a)	1,120	20,574
		1,262,431
DIVERSIFIED FINANCIAL SERVICES (1.0%)
Affiliated Managers Group, Inc.(a)	2,770	167,779
EZCORP, Inc., Class A(a)	1,870	33,959
Financial Federal Corp.	1,210	32,985
Greenhill & Co., Inc.	880	68,464
MSCI, Inc., Class A(a)	6,420	189,775
National Financial Partners Corp.(a)	16,010	135,285
Portfolio Recovery Associates, Inc.(a)	2,390	108,936
Stifel Financial Corp.(a)	3,010	157,423
		894,606
DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Cincinnati Bell, Inc.(a)	7,770	22,611
General Communication, Inc., Class A(a)	1,510	8,954
Iowa Telecommunications Services, Inc.	1,860	30,429
NeuStar, Inc., Class A(a)	5,030	112,974
tw telecom, Inc.(a)	7,980	122,972
		297,940
ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	1,120	35,056
Central Vermont Public Service Corp.	1,760	34,566
Cleco Corp.	2,370	61,430
DPL, Inc.	5,000	134,200
El Paso Electric Co.(a)	1,610	30,993
Great Plains Energy, Inc.	7,451	133,075
Hawaiian Electric Industries, Inc.	5,240	103,647
IDACORP, Inc.	1,880	58,938
NV Energy, Inc.	12,690	146,189
UIL Holdings Corp.	1,830	49,721
Unisource Energy Corp.	1,510	46,417
Westar Energy, Inc.	6,080	129,687
		963,919
ELECTRICAL EQUIPMENT (1.2%)
A.O. Smith Corp.	1,030	43,857
Acuity Brands, Inc.	1,720	61,542
AMETEK, Inc.	5,520	201,149
AZZ, Inc.	3,860	116,109
Baldor Electric Co.	6,090	150,301
Encore Wire Corp.	2,960	59,230
Hubbell, Inc., Class B	2,510	108,081
MagneTek, Inc.(a)	1,070	1,455
REGAL-BELOIT Corp.	1,590	75,366
Thomas & Betts Corp.(a)	4,920	166,099
Vicor Corp.(a)	570	4,936
Woodward Governor Co.	2,380	60,523
		1,048,648
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.2%)
Agilysys, Inc.	1,180	9,912
Anixter International, Inc.(a)	1,270	52,934
Arrow Electronics, Inc.(a)	7,440	195,449
Avnet, Inc.(a)	7,710	203,852
Badger Meter, Inc.	640	24,186
Benchmark Electronics, Inc.(a)	3,060	55,753
Brightpoint, Inc.(a)	4,310	25,170
Checkpoint Systems, Inc.(a)	1,690	27,108
Cognex Corp.	1,630	26,683
CTS Corp.	4,980	37,898
Daktronics, Inc.	2,530	19,759
DTS, Inc.(a)	630	17,829

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Electro Scientific Industries, Inc.(a)	1,800	$20,178
ESCO Technologies, Inc.	1,130	36,940
FARO Technologies, Inc.(a)	2,650	47,885
Gerber Scientific, Inc.(a)	19,050	93,345
II-VI, Inc.(a)	1,100	29,414
Ingram Micro, Inc.(a)	11,740	198,406
Insight Enterprises, Inc.(a)	5,260	60,543
Itron, Inc.(a)	3,010	185,235
Keithley Instruments, Inc.	2,740	14,878
Littelfuse, Inc.(a)	950	28,557
LoJack Corp.(a)	3,020	12,926
Mercury Computer Systems, Inc.(a)	6,730	80,356
Methode Electronics, Inc.	2,460	27,035
Mettler-Toledo International, Inc.(a)	1,860	181,294
MTS Systems Corp.	800	20,584
National Instruments Corp.	2,310	67,891
Newport Corp.(a)	1,130	9,616
Park Electrochemical Corp.	1,070	28,088
Plexus Corp.(a)	1,790	60,878
RadiSys Corp.(a)	900	6,759
Rogers Corp.(a)	630	15,082
Rovi Corp.(a)	6,360	183,613
ScanSource, Inc.(a)	2,810	79,411
SYNNEX Corp.(a)	3,980	105,351
Tech Data Corp.(a)	4,430	180,522
Technitrol, Inc.	3,420	15,322
Trimble Navigation Ltd.(a)	5,210	119,257
TTM Technologies, Inc.(a)	12,950	134,032
Vishay Intertechnology, Inc.(a)	9,070	68,388
		2,808,319
ENERGY EQUIPMENT & SERVICES (3.1%)
Atwood Oceanics, Inc.(a)	6,910	231,623
Basic Energy Services, Inc.(a)	17,880	167,893
Bristow Group, Inc.(a)	2,230	79,611
CARBO Ceramics, Inc.	1,490	98,221
Dril-Quip, Inc.(a)	3,610	189,489
Exterran Holdings, Inc.(a)	2,650	53,742
Gulf Island Fabrication, Inc.	5,560	97,078
Helix Energy Solutions Group, Inc.(a)	4,390	46,578
Helmerich & Payne, Inc.	5,970	249,725
ION Geophysical Corp.(a)	5,820	27,645
Lufkin Industries, Inc.	1,250	79,225
Matrix Service Co.(a)	6,270	63,264
Oceaneering International, Inc.(a)	4,940	270,218
Patterson-UTI Energy, Inc.	8,850	135,936
Pride International, Inc.(a)	7,240	214,304
SEACOR Holdings, Inc.(a)	930	65,332
Superior Energy Services, Inc.(a)	8,230	189,043
Superior Well Services, Inc.(a)	8,760	138,671
TETRA Technologies, Inc.(a)	16,040	167,778
Tidewater, Inc.	2,300	107,686
Unit Corp.(a)	1,790	81,517
		2,754,579
FOOD & STAPLES RETAILING (0.8%)
BJ's Wholesale Club, Inc.(a)	4,880	164,895
Casey's General Stores, Inc.	2,820	86,518
Great Atlantic & Pacific Tea Co., Inc.(a)	5,350	40,072
Nash Finch Co.	3,120	107,640
Ruddick Corp.	3,600	102,060
Spartan Stores, Inc.	6,910	93,561
United Natural Foods, Inc.(a)	3,080	83,499
		678,245
FOOD PRODUCTS (2.0%)
Cal-Maine Foods, Inc.	3,650	119,173
Calavo Growers, Inc.	4,350	72,906
Corn Products International, Inc.	4,560	129,595
Diamond Foods, Inc.	950	34,124
Flowers Foods, Inc.	3,235	78,578
Green Mountain Coffee Roasters, Inc.(a)	4,430	375,753
Hain Celestial Group, Inc.(a)	1,720	27,503
J & J Snack Foods Corp.	730	30,521
Lancaster Colony Corp.	930	50,732
Lance, Inc.	1,280	28,467
Mannatech, Inc.	25,680	77,810
Peet's Coffee & Tea, Inc.(a)	2,690	87,963
Ralcorp Holdings, Inc.(a)	2,950	182,310
Sanderson Farms, Inc.	2,570	120,148
Smithfield Foods, Inc.(a)	11,630	175,148
Tootsie Roll Industries, Inc.	1,008	26,238
TreeHouse Foods, Inc.(a)	4,610	178,591
		1,795,560
GAS UTILITIES (1.8%)
AGL Resources, Inc.	3,550	125,280
Atmos Energy Corp.	5,370	148,319
Energen Corp.	3,080	135,366
Laclede Group, Inc.	1,940	62,584
National Fuel Gas Co.	3,500	164,220
New Jersey Resources Corp.	2,430	88,671
Northwest Natural Gas Co.	1,210	52,478
ONEOK, Inc.	6,060	255,672
Piedmont Natural Gas Co., Inc.	3,120	80,090
South Jersey Industries, Inc.	1,480	56,728
Southern Union Co.	6,310	139,072
Southwest Gas Corp.	2,610	72,219
UGI Corp.	5,640	138,236
WGL Holdings, Inc.	2,600	82,498
		1,601,433
HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
Abaxis, Inc.(a)	3,480	83,798
Align Technology, Inc.(a)	9,130	171,187
American Medical Systems Holdings, Inc.(a)	10,070	193,344
Analogic Corp.	570	22,800
Beckman Coulter, Inc.	2,960	193,495
Bio-Rad Laboratories, Inc., Class A(a)	850	79,203
Cantel Medical Corp.	3,920	75,578
CONMED Corp.(a)	1,180	25,382
Cooper Cos., Inc.	4,680	165,298
Cyberonics, Inc.(a)	990	18,553
Edwards Lifesciences Corp.(a)	2,870	257,209
Gen-Probe, Inc.(a)	2,190	94,017
Greatbatch, Inc.(a)	1,010	19,846
Haemonetics Corp.(a)	1,140	64,535
Hanger Orthopedic Group, Inc.(a)	1,530	24,878
Hill-Rom Holdings, Inc.	2,640	61,697
Hologic, Inc.(a)	11,610	174,963
ICU Medical, Inc.(a)	660	22,955
IDEXX Laboratories, Inc.(a)	4,090	214,684
Immucor, Inc.(a)	3,290	61,029
Integra LifeSciences Holdings(a)	3,130	120,192
Invacare Corp.	1,540	38,562
Kensey Nash Corp.(a)	680	16,470
Kinetic Concepts, Inc.(a)	4,450	183,740
Masimo Corp.(a)	4,400	122,144
Meridian Bioscience, Inc.	1,990	39,880
Merit Medical Systems, Inc.(a)	1,300	23,179

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Natus Medical, Inc.(a)	6,980	$94,719
Osteotech, Inc.(a)	25,600	86,528
Palomar Medical Technologies, Inc.(a)	1,400	12,880
ResMed, Inc.(a)	3,950	202,003
STERIS Corp.	2,450	63,896
SurModics, Inc.(a)	950	19,000
Symmetry Medical, Inc.(a)	4,670	41,656
Theragenics Corp.(a)	1,190	1,583
Thoratec Corp.(a)	2,490	70,591
Varian, Inc.(a)	1,300	67,028
West Pharmaceutical Services, Inc.	1,470	53,405
Zoll Medical Corp.(a)	2,310	64,310
		3,346,217
HEALTH CARE PROVIDERS & SERVICES (5.0%)
Air Methods Corp.(a)	3,390	103,632
Almost Family, Inc.(a)	1,670	60,721
Amedisys, Inc.(a)	3,289	180,731
AMERIGROUP Corp.(a)	4,270	108,671
AMN Healthcare Services, Inc.(a)	12,600	109,620
AmSurg Corp.(a)	2,190	46,231
Bio-Reference Laboratories, Inc.(a)	2,410	91,098
Catalyst Health Solutions, Inc.(a)	5,210	204,909
Centene Corp.(a)	5,380	103,565
Chemed Corp.	1,320	61,380
CorVel Corp.(a)	350	10,556
Cross Country Healthcare, Inc.(a)	1,010	9,151
CryoLife, Inc.(a)	830	5,221
Genoptix, Inc.(a)	3,600	117,216
Gentiva Health Services, Inc.(a)	2,630	67,170
Health Net, Inc.(a)	9,040	219,310
HealthSpring, Inc.(a)	4,700	81,733
Healthways, Inc.(a)	9,600	163,776
Henry Schein, Inc.(a)	3,930	212,416
inVentive Health, Inc.(a)	1,830	28,127
IPC The Hospitalist Co.(a)	5,190	176,408
Kindred Healthcare, Inc.(a)	11,300	191,083
LCA-Vision, Inc.(a)	2,330	13,561
LHC Group, Inc.(a)	2,840	87,444
Lincare Holdings, Inc.(a)	5,580	205,456
Magellan Health Services, Inc.(a)	2,080	82,118
MedCath Corp.(a)	12,650	85,894
MEDNAX, Inc.(a)	3,820	217,205
Molina Healthcare, Inc.(a)	5,490	122,152
Odyssey Healthcare, Inc.(a)	8,530	125,220
Omnicare, Inc.	8,620	215,500
Owens & Minor, Inc.	3,590	143,923
PharMerica Corp.(a)	5,830	94,912
PSS World Medical, Inc.(a)	2,400	49,248
Psychiatric Solutions, Inc.(a)	2,770	61,079
RehabCare, Inc.(a)	5,030	146,172
Res-Care, Inc.(a)	8,760	78,928
VCA Antech, Inc.(a)	4,280	108,669
WellCare Health Plans, Inc.(a)	6,720	209,530
		4,399,736
HEALTH CARE TECHNOLOGY (0.1%)
Computer Programs & Systems, Inc.	450	16,934
Eclipsys Corp.(a)	2,230	37,196
eResearchTechnology, Inc.(a)	3,400	20,910
Omnicell, Inc.(a)	1,350	16,173
Phase Forward, Inc.(a)	1,670	24,415
		115,628
HOTELS, RESTAURANTS & LEISURE (2.1%)
Bob Evans Farms, Inc.	2,780	77,590
Brinker International, Inc.	7,690	125,501
California Pizza Kitchen, Inc.(a)	7,000	96,600
CEC Entertainment, Inc.(a)	4,220	140,062
Cheesecake Factory(a)	9,850	208,229
CKE Restaurants, Inc.	6,430	53,755
International Speedway Corp., Class A	1,520	39,079
Jack in the Box, Inc.(a)	2,730	53,262
LIFE TIME FITNESS, Inc.(a)	5,370	128,611
Marcus Corp.	1,190	13,304
O'Charley's, Inc.(a)	8,020	59,348
P.F. Chang's China Bistro, Inc.(a)	3,660	141,276
Panera Bread Co., Class A(a)	3,010	214,974
Papa John's International, Inc.(a)	1,660	39,176
Red Robin Gourmet Burgers, Inc.(a)	5,770	106,341
Ruby Tuesday, Inc.(a)	15,040	103,926
Ruth's Hospitality Group, Inc.(a)	5,940	16,573
Sonic Corp.(a)	3,250	27,398
Texas Roadhouse, Inc., Class A(a)	13,230	153,865
Wendy's/Arby's Group, Inc., Class A	15,270	70,395
		1,869,265
HOUSEHOLD DURABLES (1.3%)
American Greetings Corp., Class A	1,860	34,373
Ethan Allen Interiors, Inc.	1,650	23,908
Interface, Inc.	2,000	16,220
KB HOME	2,870	43,854
La-Z-Boy, Inc.(a)	2,640	26,796
M.D.C. Holdings, Inc.	1,600	53,760
M/I Homes, Inc.(a)	740	7,637
Meritage Homes Corp.(a)	1,600	35,824
Mohawk Industries, Inc.(a)	2,410	99,798
National Presto Industries, Inc.	1,390	159,183
NVR, Inc.(a)	263	179,929
Ryland Group, Inc.	1,950	43,407
Skyline Corp.	300	5,493
Standard Pacific Corp.(a)	7,390	26,826
Toll Brothers, Inc.(a)	6,090	112,482
Tupperware Corp.	5,480	232,681
Universal Electronics, Inc.(a)	2,550	60,613
		1,162,784
HOUSEHOLD PRODUCTS (0.5%)
Central Garden & Pet Co., Class A(a)	8,320	73,133
Church & Dwight Co., Inc.	3,250	195,942
Energizer Holdings, Inc.(a)	3,050	169,275
WD-40 Co.	770	23,693
		462,043
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Black Hills Corp.	2,680	69,626
Dynegy, Inc., Class A(a)	69,440	112,493
		182,119
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	2,570	86,146
Standex International Corp.	2,000	45,620
Teleflex, Inc.	1,800	102,888
Tredegar Corp.	2,050	33,169
		267,823
INSURANCE (3.2%)
American Financial Group, Inc.	4,650	115,366
American Physicians Capital, Inc.	580	16,101
Amerisafe, Inc.(a)	1,240	21,452
Arthur J. Gallagher & Co.	3,960	89,298
Brown & Brown, Inc.	5,510	96,976

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Delphi Financial Group, Inc., Class A	2,405	$48,701
eHealth, Inc.(a)	7,210	131,222
Employers Holdings, Inc.	2,480	32,810
Everest Re Group Ltd.	2,620	224,639
Fidelity National Financial, Inc., Class A	10,840	139,836
First American Financial Corp.	5,380	159,087
HCC Insurance Holdings, Inc.	5,960	161,516
Horace Mann Educators Corp.	5,700	68,343
Infinity Property & Casualty Corp.	630	24,986
Mercury General Corp.	1,560	59,623
Old Republic International Corp.	14,320	151,649
Presidential Life Corp.	4,750	42,893
ProAssurance Corp.(a)	1,460	74,110
Protective Life Corp.	5,300	89,305
Reinsurance Group of America, Inc.	3,860	188,059
RLI Corp.	800	41,168
Safety Insurance Group, Inc.	1,190	41,650
Selective Insurance Group, Inc.	4,400	68,068
StanCorp Financial Group, Inc.	2,810	120,774
Stewart Information Services Corp.	5,780	59,303
The Hanover Insurance Group, Inc.	2,870	121,745
The Navigators Group, Inc.(a)	620	26,455
Tower Group, Inc.	4,690	103,649
United Fire & Casualty Co.	2,390	40,200
Unitrin, Inc.	4,530	98,301
W.R. Berkley Corp.	6,290	153,036
Zenith National Insurance Corp.	1,655	46,174
		2,856,495
INTERNET & CATALOG RETAIL (0.3%)
Netflix, Inc.(a)	4,560	283,860
INTERNET SOFTWARE & SERVICES (1.9%)
AOL, Inc.(a)	4,440	106,427
Blue Nile, Inc.(a)	3,050	157,227
comScore, Inc.(a)	9,380	127,287
Concur Technologies, Inc.(a)	3,830	151,859
DealerTrack Holdings, Inc.(a)	5,770	103,687
Digital River, Inc.(a)	1,720	43,224
Equinix, Inc.(a)	3,190	306,974
InfoSpace, Inc.(a)	2,340	21,692
J2 Global Communications, Inc.(a)	5,010	102,905
Perficient, Inc.(a)	19,970	193,909
PetMed Express, Inc.	1,370	25,249
Stamps.com, Inc.(a)	4,970	43,935
The Knot, Inc.(a)	5,040	46,116
United Online, Inc.	4,460	28,187
ValueClick, Inc.(a)	8,930	82,602
Websense, Inc.(a)	4,860	90,056
		1,631,336
IT SERVICES (2.7%)
3Com Corp.(a)	36,230	269,913
Acxiom Corp.(a)	3,620	55,676
Alliance Data Systems Corp.(a)	2,990	177,785
Broadridge Financial Solutions, Inc.	7,230	157,036
CACI International, Inc., Class A(a)	1,450	69,557
Cerner Corp.(a)	3,830	289,739
Ciber, Inc.(a)	47,660	153,942
Convergys Corp.(a)	7,180	76,826
CSG Systems International, Inc.(a)	5,280	102,485
CyberSource Corp.(a)	10,126	183,078
DST Systems, Inc.(a)	1,850	83,861
Gartner, Inc.(a)	4,590	98,226
Global Payments, Inc.	4,660	207,370
Hewitt Associates, Inc., Class A(a)	3,480	137,390
ManTech International Corp., Class A(a)	1,040	49,826
MAXIMUS, Inc.	1,500	71,790
SRA International, Inc., Class A(a)	2,890	49,766
Stanley, Inc.(a)	3,280	85,870
StarTek, Inc.(a)	1,490	11,026
Sykes Enterprises, Inc.(a)	3,700	88,726
		2,419,888
LEISURE EQUIPMENT & PRODUCTS (0.8%)
Arctic Cat, Inc.(a)	13,120	109,946
Brunswick Corp.	4,250	45,602
Callaway Golf Co.	11,410	85,119
JAKKS Pacific, Inc.(a)	10,750	118,250
MarineMax, Inc.(a)	6,300	56,889
Nautilus Group, Inc.(a)	18,940	47,539
Polaris Industries, Inc.	2,570	113,620
Pool Corp.	2,590	47,552
RC2 Corp.(a)	1,010	14,514
Sturm, Ruger & Co., Inc.	9,580	99,824
		738,855
LIFE SCIENCES TOOLS AND SERVICES (0.9%)
Affymetrix, Inc.(a)	4,370	23,074
Cambrex Corp.(a)	3,010	16,194
Charles River Laboratories International, Inc.(a)	3,000	109,020
Covance, Inc.(a)	3,700	215,007
Dionex Corp.(a)	1,360	94,996
Enzo Biochem, Inc.(a)	11,740	55,648
Kendle International, Inc.(a)	4,130	83,591
PAREXEL International Corp.(a)	2,280	44,095
Pharmaceutical Product Development, Inc.	5,970	139,459
		781,084
MACHINERY (4.2%)
Actuant Corp., Class A	3,330	55,844
AGCO Corp.(a)	5,770	178,351
Albany International Corp., Class A	1,370	27,249
Applied Industrial Technologies, Inc.	1,420	30,956
Astec Industries, Inc.(a)	1,940	48,287
Barnes Group, Inc.	2,340	37,534
Briggs & Stratton Corp.	3,860	63,806
Bucyrus International, Inc.	6,810	356,708
Cascade Corp.	1,560	45,162
CIRCOR International, Inc.	780	22,035
CLARCOR, Inc.	2,050	66,379
Crane Co.	2,120	64,702
Donaldson Co., Inc.	3,340	127,722
EnPro Industries, Inc.(a)	2,770	67,450
Federal Signal Corp.	15,450	100,270
Gardner Denver, Inc.	3,850	153,422
Graco, Inc.	2,750	73,398
Harsco Corp.	3,450	102,672
IDEX Corp.	3,390	95,666
Intevac, Inc.(a)	1,360	19,353
John Bean Technologies Corp.	1,575	25,972
Joy Global, Inc.	6,610	302,341
Kaydon Corp.	1,460	47,727
Kennametal, Inc.	3,340	81,763
Lincoln Electric Holdings, Inc.	1,900	92,777
Lindsay Manufacturing Co.	520	20,925
Lydall, Inc.(a)	15,260	96,596
Mueller Industries, Inc.	3,350	82,376
Nordson Corp.	1,980	111,949
Oshkosh Truck Corp.	4,830	174,218

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Pentair, Inc.	4,070	$124,298
Robbins & Myers, Inc.	1,490	33,108
SPX Corp.	2,110	114,868
Terex Corp.(a)	9,930	194,131
The Timken Co.	5,490	123,031
Toro Co.	1,630	63,489
Trinity Industries, Inc.	7,710	120,584
Valmont Industries, Inc.	1,580	109,747
Watts Water Technologies, Inc.	1,230	35,584
		3,692,450
MARINE (0.4%)
Alexander & Baldwin, Inc.	2,890	92,336
Kirby Corp.(a)	3,840	124,570
Overseas Shipholding Group, Inc.	3,040	135,614
		352,520
MEDIA (0.9%)
DreamWorks Animation SKG, Inc., Class A(a)	4,870	189,638
Harte-Hanks, Inc.	4,920	51,955
John Wiley & Sons, Inc., Class A	2,000	83,500
Lamar Advertising Co., Class A(a)	4,440	126,984
Live Nation, Inc.(a)	20,792	238,484
Scholastic Corp.	2,450	73,255
The E.W. Scripps Co., Class A(a)	2,090	14,212
		778,028
METALS & MINING (1.5%)
A.M. Castle & Co.	7,180	69,646
AMCOL International Corp.	2,890	72,626
Brush Engineered Materials, Inc.(a)	1,120	20,126
Carpenter Technology Corp.	1,930	51,724
Century Aluminum Co.(a)	6,800	76,976
Commercial Metals Co.	8,820	121,187
Gibraltar Industries, Inc.(a)	5,340	74,440
Olympic Steel, Inc.	3,150	87,381
Patriot Coal Corp.(a)	6,980	108,120
Reliance Steel & Aluminum Co.	6,380	259,921
RTI International Metals, Inc.(a)	1,260	31,185
Steel Dynamics, Inc.	17,440	264,739
Worthington Industries, Inc.	5,130	74,231
		1,312,302
MULTI-UTILITIES (1.1%)
Alliant Energy Corp.	5,560	173,472
Avista Corp.	2,430	49,523
CH Energy Group, Inc.	1,260	49,833
MDU Resources Group, Inc.	7,490	164,930
NSTAR	4,820	165,519
OGE Energy Corp.	4,590	166,250
PNM Resources, Inc.	7,850	91,295
Vectren Corp.	3,050	71,004
		931,826
MULTILINE RETAIL (0.7%)
99 Cents Only Stores(a)	2,260	29,470
Fred's, Inc.	10,490	105,215
Saks, Inc.(a)	16,630	107,097
The Andersons, Inc.	6,540	176,449
Tuesday Morning Corp.(a)	52,340	228,726
		646,957
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	2,710	70,731
OIL, GAS & CONSUMABLE FUELS (3.4%)
Arch Coal, Inc.	6,780	142,855
Bill Barrett Corp.(a)	5,090	157,790
Cimarex Energy Co.	3,530	173,711
Comstock Resources, Inc.(a)	2,010	78,370
Encore Acquisition Co.(a)	5,300	252,386
Forest Oil Corp.(a)	4,620	111,434
Frontier Oil Corp.	13,150	163,849
Holly Corp.	1,850	48,285
Hornbeck Offshore Services, Inc.(a)	6,240	134,222
Mariner Energy, Inc.(a)	3,820	55,199
Newfield Exploration Co.(a)	5,620	275,043
Oil States International, Inc.(a)	5,560	204,830
Penn Virginia Corp.	4,590	111,399
Petroleum Development Corp.(a)	6,190	129,742
PetroQuest Energy, Inc.(a)	3,140	17,082
Pioneer Drilling Co.(a)	6,680	53,106
Plains Exploration & Production Co.(a)	7,090	236,452
Quicksilver Resources, Inc.(a)	13,740	182,605
Seahawk Drilling, Inc.(a)	5,872	122,784
St. Mary Land & Exploration Co.	4,640	148,666
Stone Energy Corp.(a)	1,710	27,257
Swift Energy Co.(a)	1,760	44,106
World Fuel Services Corp.	5,010	120,390
		2,991,563
PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies, Inc.(a)	2,400	27,456
Clearwater Paper Corp.(a)	525	25,688
Deltic Timber Corp.	540	24,251
Louisiana-Pacific Corp.(a)	6,380	45,362
Neenah Paper, Inc.	1,230	17,122
Wausau-Mosinee Paper Corp.(a)	2,530	22,315
		162,194
PERSONAL PRODUCTS (0.6%)
Alberto-Culver Co.	3,570	101,352
Blyth, Inc.	1,842	51,742
Chattem, Inc.(a)	910	85,049
Helen of Troy Ltd.(a)	1,350	31,819
Kid Brands, Inc.(a)	4,320	21,557
NBTY, Inc.(a)	5,560	247,587
		539,106
PHARMACEUTICALS (1.0%)
Cubist Pharmaceuticals, Inc.(a)	6,160	126,218
Endo Pharmaceuticals Holdings, Inc.(a)	5,510	110,806
Medicis Pharmaceutical Corp., Class A	4,820	111,390
Par Pharmaceutical Cos., Inc.(a)	4,310	113,439
Perrigo Co.	3,450	152,766
Salix Pharmaceuticals Ltd.(a)	5,560	162,686
Valeant Pharmaceuticals International(a)	3,140	105,096
ViroPharma, Inc.(a)	4,310	42,583
		924,984
RADIO BROADCASTING (0.1%)
Arbitron, Inc.	2,850	72,134
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.2%)
Forestar Group, Inc.(a)	5,150	95,636
Post Properties, Inc.	2,320	41,412
		137,048
REAL ESTATE INVESTMENT TRUST (5.0%)
Acadia Realty Trust	3,917	62,398
Alexandria Real Estate Equities, Inc.	1,870	111,695
AMB Property Corp.	5,840	140,160
BioMed Realty Trust, Inc.	4,590	66,876
BRE Properties, Inc.	2,370	76,006

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

Camden Property Trust	2,740	$106,230
Cedar Shopping Centers, Inc.	10,380	72,452
Colonial Properties Trust	5,910	65,069
Corporate Office Properties Trust	2,300	82,087
Cousins Properties, Inc.	5,073	38,859
DiamondRock Hospitality Co.	17,590	143,182
Duke Realty Corp.	10,230	115,804
Eastgroup Properties, Inc.	1,060	40,556
Entertainment Properties Trust	1,870	65,282
Equity One, Inc.	1,850	30,987
Essex Property Trust, Inc.	1,200	95,628
Extra Space Storage, Inc.	4,400	49,940
Federal Realty Investment Trust	2,490	160,306
Franklin Street Properties Corp.	3,250	40,820
Healthcare Realty Trust, Inc.	2,290	48,021
Highwood Properties, Inc.	3,060	92,443
Home Properties, Inc.	1,450	64,278
Hospitality Properties Trust	7,010	155,061
Inland Real Estate Corp.	4,470	37,727
Kilroy Realty Corp.	1,920	55,469
Kite Realty Group Trust	23,030	87,284
Lexington Corp. Properties Trust	18,805	111,890
Liberty Property Trust	4,800	145,920
LTC Properties, Inc.	1,020	25,888
Macerich Co.	4,227	130,403
Mack-Cali Realty Corp.	3,370	109,929
Medical Properties Trust, Inc.	11,250	112,612
Mid-America Apartment Communities, Inc.	1,210	56,773
National Retail Properties, Inc.	3,800	76,760
Nationwide Health Properties, Inc.	4,750	156,560
OMEGA Healthcare Investors, Inc.	3,890	72,782
Parkway Properties, Inc.	1,160	24,163
Pennsylvania Real Estate Investment Trust	11,780	105,549
Potlatch Corp.	1,670	51,269
PS Business Parks, Inc.	560	26,813
Rayonier, Inc.	3,280	137,727
Realty Income Corp.	4,520	126,244
Regency Centers Corp.	3,440	115,206
Senior Housing Properties Trust	5,620	117,177
SL Green Realty Corp.	5,800	263,842
Sovran Self Storage, Inc.	1,190	40,341
Tanger Factory Outlet Centers, Inc.	1,440	55,152
UDR, Inc.	6,891	107,224
Urstadt Biddle Properties, Inc., Class A	1,190	17,838
Weingarten Realty Investors	4,690	87,562
		4,380,244
REAL ESTATE MANAGEMENT - SERVICE (0.3%)
Jones Lang LaSalle, Inc.	4,170	237,732
LaSalle Hotel Properties	2,510	50,576
		288,308
RESTAURANTS (0.3%)
Chipotle Mexican Grill, Inc., Class A(a)	2,420	233,433
DineEquity, Inc.(a)	930	21,148
The Steak n Shake Co.(a)	101	32,446
		287,027
RETAIL (0.3%)
Cracker Barrel Old Country Store, Inc.	4,190	154,863
HSN, Inc.(a)	5,860	112,160
		267,023
ROAD & RAIL (0.9%)
Arkansas Best Corp.	2,950	66,493
Atmel Corp.(a)	14,710	68,254
Con-way, Inc.	3,590	102,746
Heartland Express, Inc.	3,013	41,851
J.B. Hunt Transport Services, Inc.	3,890	119,267
Kansas City Southern(a)	4,110	122,067
Knight Transportation, Inc.	3,000	54,300
Landstar System, Inc.	2,280	82,741
Old Dominion Freight Line, Inc.(a)	1,325	36,438
Wabtec Corp.	2,110	80,876
Werner Enterprises, Inc.	1,870	36,989
		812,022
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Actel Corp.(a)	1,000	11,020
Advanced Energy Industries, Inc.(a)	1,310	17,187
ATMI, Inc.(a)	1,620	27,184
Brooks Automation, Inc.(a)	2,290	19,099
Cabot Microelectronics Corp.(a)	1,080	37,962
Cohu, Inc.	820	10,619
Cree, Inc.(a)	5,890	329,310
Cymer, Inc.(a)	2,290	71,837
Cypress Semiconductor Corp.(a)	7,510	75,476
Diodes, Inc.(a)	9,180	153,122
DSP Group, Inc.(a)	1,000	6,890
Exar Corp.(a)	1,430	10,053
Fairchild Semiconductor International, Inc.(a)	4,570	41,039
FEI Co.(a)	1,590	33,072
Hittite Microwave Corp.(a)	3,440	127,899
Integrated Device Technology, Inc.(a)	6,170	34,984
International Rectifier Corp.(a)	3,280	59,171
Intersil Corp., Class A	5,930	79,877
Kopin Corp.(a)	15,910	65,390
Kulicke & Soffa Industries, Inc.(a)	4,190	19,316
Lam Research Corp.(a)	5,440	179,574
Micrel, Inc.	3,860	28,834
Microsemi Corp.(a)	3,280	49,003
MKS Instruments, Inc.(a)	2,360	39,176
Pericom Semiconductor Corp.(a)	7,150	62,920
RF Micro Devices, Inc.(a)	13,310	51,244
Rudolph Technologies, Inc.(a)	2,140	13,418
Semtech Corp.(a)	4,240	63,515
Sigma Designs, Inc.(a)	10,380	115,322
Silicon Laboratories, Inc.(a)	2,830	119,539
Skyworks Solutions, Inc.(a)	12,180	154,564
Standard Microsystems Corp.(a)	1,180	23,541
Supertex, Inc.(a)	590	14,131
TriQuint Semiconductor, Inc.(a)	28,600	171,600
Ultratech, Inc.(a)	800	10,912
Varian Semiconductor Equipment Associates, Inc.(a)	3,160	92,683
Veeco Instruments, Inc.(a)	3,620	115,188
		2,535,671
SOFTWARE (3.8%)
ACI Worldwide, Inc.(a)	1,830	29,298
Advent Software, Inc.(a)	3,030	114,382
ANSYS, Inc.(a)	5,989	250,699
Blackbaud, Inc.	6,500	144,950
Cadence Design Systems, Inc.(a)	9,240	53,684
CommVault Systems, Inc.(a)	7,530	159,561
Ebix, Inc.(a)	10,560	152,909
Epicor Software Corp.(a)	12,510	95,952

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

EPIQ Systems, Inc.(a)	2,025	$24,199
FactSet Research Systems, Inc.	3,050	192,150
Fair Isaac Corp.	2,360	51,755
Informatica Corp.(a)	6,910	163,698
Jack Henry & Associates, Inc.	3,300	72,468
JDA Software Group, Inc.(a)	4,470	117,159
Manhattan Associates, Inc.(a)	3,880	81,364
Mentor Graphics Corp.(a)	3,500	28,070
MICROS Systems, Inc.(a)	4,800	137,184
NetScout Systems, Inc.(a)	10,620	149,105
Parametric Technology Corp.(a)	5,580	92,405
Phoenix Technologies Ltd.(a)	800	2,520
Progress Software Corp.(a)	1,700	47,821
Quality Systems, Inc.	3,110	160,289
Quest Software, Inc.(a)	2,810	48,388
Radiant Systems, Inc.(a)	11,120	128,436
Smith Micro Software, Inc.(a)	12,420	96,255
Solera Holdings, Inc.	6,500	215,215
Sonic Solutions(a)	1,480	12,669
Sybase, Inc.(a)	4,910	199,690
Synopsys, Inc.(a)	6,650	141,445
Taleo Corp., Class A(a)	4,990	101,347
Tyler Technologies, Inc.(a)	4,820	90,278
		3,355,345
SPECIALTY RETAIL (5.1%)
Aaron's, Inc.	2,300	64,078
Advance Auto Parts, Inc.	4,190	165,296
Aeropostale, Inc.(a)	7,390	243,057
American Eagle Outfitters, Inc.	8,930	141,898
AnnTaylor Stores Corp.(a)	2,790	35,042
Big 5 Sporting Goods Corp.	6,300	92,043
Cabela's, Inc.(a)	7,370	118,804
CarMax, Inc.(a)	12,740	262,826
Cato Corp.	1,490	30,471
Chico's FAS, Inc.(a)	13,150	167,925
Children's Place Retail Stores, Inc.(a)	1,290	41,022
Christopher & Banks Corp.	8,510	56,592
Coldwater Creek, Inc.(a)	9,160	40,854
Collective Brands, Inc.(a)	6,760	133,037
Dick's Sporting Goods, Inc.(a)	4,030	90,151
Dollar Tree, Inc.(a)	4,560	225,811
Finish Line, Inc., Class A	6,357	70,499
Foot Locker, Inc.	16,280	183,801
Genesco, Inc.(a)	1,000	23,580
Group 1 Automotive, Inc.(a)	4,300	124,700
Guess?, Inc.	6,790	269,631
Gymboree Corp.(a)	3,490	136,145
Haverty Furniture Cos., Inc.	3,460	42,662
Hibbett Sports, Inc.(a)	3,720	78,938
Hot Topic, Inc.(a)	11,080	63,710
Jo-Ann Stores, Inc.(a)	1,270	44,475
Jos. A. Bank Clothiers, Inc.(a)	3,132	131,262
Lithia Motors, Inc., Class A(a)	6,800	53,040
Men's Wearhouse, Inc.	2,440	49,166
Midas Group, Inc.(a)	600	4,950
Movado Group, Inc.(a)	6,730	73,559
OfficeMax, Inc.(a)	3,580	46,433
PETsMart, Inc.	5,200	133,900
Rent-A-Center, Inc.(a)	5,970	119,400
Sonic Automotive, Inc., Class A(a)	2,190	20,915
Stage Stores, Inc.	5,502	71,086
Stein Mart, Inc.(a)	1,600	12,640
The Dress Barn, Inc.(a)	7,058	166,145
The Pep Boys - Manny, Moe & Jack	11,580	96,693
Tractor Supply Co.(a)	1,620	81,761
Urban Outfitters, Inc.(a)	8,120	256,348
Williams-Sonoma, Inc.	7,600	144,248
Zale Corp.(a)	15,340	33,441
Zumiez, Inc.(a)	7,030	89,492
		4,531,527
TEXTILES APPAREL & LUXURY GOODS (2.7%)
Brown Shoe Co., Inc.	7,035	86,179
Carter's, Inc.(a)	2,590	66,977
Crocs, Inc.(a)	22,620	166,257
Deckers Outdoor Corp.(a)	1,760	172,779
Fossil, Inc.(a)	5,400	176,310
Hanesbrands, Inc.(a)	4,080	93,718
Iconix Brand Group, Inc.(a)	12,270	154,847
J Crew Group, Inc.(a)	4,840	189,776
K-Swiss, Inc., Class A(a)	4,310	39,135
Liz Claiborne, Inc.(a)	5,080	24,740
Maidenform Brands, Inc.(a)	1,130	16,894
Oxford Industries, Inc.	710	12,666
Perry Ellis International, Inc.(a)	6,680	107,080
Phillips-Van Heusen Corp.	2,210	86,831
Quiksilver, Inc.(a)	88,860	179,497
Skechers U.S.A., Inc., Class A(a)	1,390	39,003
The Buckle, Inc.	3,395	103,004
The Timberland Co., Class A(a)	2,140	36,808
The Warnaco Group, Inc.(a)	4,100	158,752
True Religion Apparel, Inc.(a)	7,900	152,549
Under Armour, Inc., Class A(a)	4,340	110,236
UniFirst Corp.	640	32,154
Volcom, Inc.(a)	6,380	100,613
Wolverine World Wide, Inc.	1,990	52,636
		2,359,441
THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	7,520	99,264
Bank Mutual Corp.	2,860	19,105
Brookline Bancorp, Inc.	4,200	42,042
Dime Community Bancshares, Inc.	1,490	18,014
First Niagara Financial Group, Inc.	7,060	96,934
New York Community Bancorp, Inc.	17,090	256,862
NewAlliance Bancshares, Inc.	3,630	42,253
TrustCo Bank Corp. NY	3,990	23,940
Washington Federal, Inc.	5,200	96,980
Webster Financial Corp.	3,610	55,847
		751,241
TRADING COMPANIES & DISTRIBUTORS (0.3%)
GATX Corp.	2,770	72,629
Lawson Products, Inc.	3,090	49,904
MSC Industrial Direct Co., Inc., Class A	2,000	86,380
United Rentals, Inc.(a)	3,190	25,552
Watsco, Inc.	1,250	59,950
		294,415
WATER UTILITIES (0.2%)
American States Water Co.	970	32,224
Aqua America, Inc.	4,810	79,798
Calgon Carbon Corp.(a)	2,170	29,056
		141,078
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Cbeyond, Inc.(a)	5,000	62,300
Neutral Tandem, Inc.(a)	1,430	22,108
Syniverse Holdings, Inc.(a)	6,150	103,382
Telephone & Data Systems, Inc.	5,160	162,798

See notes to Schedules of Portfolio Investments.

CAPSTONE SERIES FUND
SCHEDULE OF PORTFOLIO INVESTMENTS - January 31, 2010 (Unaudited)
SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value

USA Mobility, Inc.	1,370	$14,234
		364,822
TOTAL COMMON STOCKS (COST $90,707,972)		88,058,302
SHORT-TERM INVESTMENTS (0.1%)
AIM Short Term Prime Money Market, 0.13% (b)	21,110	21,110
Fifth Third Institutional Government Money Market Fund, 0.01% (b)	73,766	73,766
TOTAL SHORT-TERM INVESTMENTS (COST $94,876)		94,876
TOTAL INVESTMENTS (COST $ 90,802,848) 100.0%		88,153,178
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(37,450)
NET ASSETS 100.0%		$88,115,728

(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of January 31, 2010.

See notes to Schedules of Portfolio Investments.

At January 31, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Small Mid-Cap Enhanced Index Fund	91,432,655	8,173,727	(11,453,204)	(3,279,477)

Notes to Portfolio of Investments
Capstone Series Fund, Inc.
January 31, 2010
(Unaudited)

1) Portfolio Valuation:
Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining 48 maturity of less than sixty days are valued at amortized cost, which approximates fair value. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

2) Securities Transactions and Investment Income:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

*For additional information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1— quoted prices in active markets for identical securities.

Level 2— other significant observable inputs other than Level 1 quoted prices (including, but not limited to quoted prices for similar securities, interest rates, prepayments spreads and credit risks).

Level 3— Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the following Funds’ investments as of January 31, 2010:

	Investments in Securities

		LEVEL 2 -	LEVEL 3 -
Fund Name	LEVEL 1 - Quoted Prices ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs

Capstone Small-Mid Cap Enhanced Fund
Security Type
Common Stock*	88,058,302	-	-
Short-Term Investments	94,876	-	-
Total	88,153,178	-	-

* Please refer to the Schedule of Investments to view common stock segregated by industry type.

3) Subsequent Events:
Management has evaluated subsequent events and there are no matters requiring disclosure.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__CAPSTONE SERIES FUND, INC. ______________________________

By (Signature and Title)*_/s/ Edward Jaroski__________________________________
Edward Jaroski, President

Date_________________March  11, 2010__________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*_ /s/ Edward Jaroski _________________________________
Edward Jaroski, President

Date_________________ March  11, 2010_________________________________

By (Signature and Title)*_/s/ Carla Homer____________________________________
Carla Homer, Treasurer

Date_________________ March  11, 2010_________________________________